Our capital and liquidity - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-derivative financial liabilities
Trade and other financial payables	$ (6,412)	$ (6,202)
Expected lease liability payments	(1,743)	(1,686)
Borrowings before swaps	(12,676)	(13,258)
Expected future interest payments	(7,610)	(8,626)
Other financial liabilities	0	(4)
Derivative financial liabilities
Derivatives related to net debt – net settled	(231)	(411)
– gross inflows	739	1,269
– gross outflows	(977)	(1,597)
Derivatives not related to net debt – net settled	(380)	(308)
– gross inflows	240	499
– gross outflows	(240)	(501)
Total	(29,290)	(30,825)
Due within 1 year
Non-derivative financial liabilities
Trade and other financial payables	(6,032)	(5,769)
Expected lease liability payments	(398)	(385)
Borrowings before swaps	(185)	(845)
Expected future interest payments	(748)	(803)
Other financial liabilities	0	(4)
Derivative financial liabilities
Derivatives related to net debt – net settled	(78)	(161)
– gross inflows	13	502
– gross outflows	(34)	(620)
Derivatives not related to net debt – net settled	(81)	(76)
– gross inflows	240	499
– gross outflows	(240)	(501)
Total	(7,543)	(8,163)
Between 1 and 2 years
Non-derivative financial liabilities
Trade and other financial payables	(30)	(57)
Expected lease liability payments	(306)	(285)
Borrowings before swaps	(630)	(17)
Expected future interest payments	(729)	(781)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(50)	(87)
– gross inflows	25	26
– gross outflows	(34)	(34)
Derivatives not related to net debt – net settled	(33)	(54)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,787)	(1,289)
Between 2 and 5 years
Non-derivative financial liabilities
Trade and other financial payables	(43)	(68)
Expected lease liability payments	(488)	(442)
Borrowings before swaps	(3,007)	(2,385)
Expected future interest payments	(1,873)	(2,156)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(86)	(163)
– gross inflows	701	77
– gross outflows	(909)	(102)
Derivatives not related to net debt – net settled	(117)	(124)
– gross inflows	0	0
– gross outflows	0	0
Total	(5,822)	(5,363)
Later than five years
Non-derivative financial liabilities
Trade and other financial payables	(307)	(308)
Expected lease liability payments	(551)	(574)
Borrowings before swaps	(8,854)	(10,011)
Expected future interest payments	(4,260)	(4,886)
Other financial liabilities	0	0
Derivative financial liabilities
Derivatives related to net debt – net settled	(17)	0
– gross inflows	0	664
– gross outflows	0	(841)
Derivatives not related to net debt – net settled	(149)	(54)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (14,138)	$ (16,010)